Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of current income tax expense

Current income tax expense as shown on our consolidated statement of operations is comprised of as described in the table below:

Year ended
December 31,
2020
Income tax expense
Federal	$1,746,210
State	639,790
Total	$2,386,000